Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Postemployment Benefits [Abstract]
Service cost for benefits earned during the period	$ 622	$ 515	$ 462
Interest cost on accumulated postretirement benefit	554	568	567
Other components	4	(16)	(39)
Net periodic postretirement benefit cost	$ 1,180	$ 1,067	$ 990